Common and Preferred Share Capital - Schedule of Terms of Class A Preferred Shares (Detail)	12 Months Ended
Oct. 31, 2018 $ / shares
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.243750
Earliest specified redemption date	Jul. 31, 2019
Cash redemption price per share	$ 25.00
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.234375
Earliest specified redemption date	Jan. 31, 2020
Cash redemption price per share	$ 25.00
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.225000
Earliest specified redemption date	Jul. 31, 2020
Cash redemption price per share	$ 25.00
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.275000
Earliest specified redemption date	Jul. 31, 2022
Cash redemption price per share	$ 25.00
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.281250
Earliest specified redemption date	Jan. 31, 2023
Cash redemption price per share	$ 25.00